Significant Accounting Policies - Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(Loss) Per Share (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Numerator:
Allocation of net income/(loss)	$ (24,580,975)	$ (54,555,009)	$ (1,501,235)
Class A Common Stock
Numerator:
Allocation of net loss including accretion of temporary equity			$ (6,786,239)
Allocation of net income/(loss)	$ (19,664,780)	$ (43,650,511)
Denominator:
Weighted-average shares outstanding	34,500,000	34,500,000	3,170,550
Common stock - basic and diluted	$ (0.57)	$ (1.27)	$ (2.14)
Class F Common Stock
Numerator:
Allocation of net loss including accretion of temporary equity			$ (24,530,046)
Allocation of net income/(loss)	$ (4,916,195)	$ (10,912,628)
Denominator:
Weighted-average shares outstanding	8,625,000	8,625,000	11,457,666
Common stock - basic and diluted	$ (0.57)	$ (1.27)	$ (2.14)